STAFF COSTS - Schedule of Staff Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Staff costs comprise the following
Total staff costs	$ 21.4	$ 20.8	$ 45.3	$ 36.9	$ 77.9
Included in operating expenses
Staff costs comprise the following
Total staff costs	2.6	2.1	4.9	4.2	8.6
Included in administrative expenses
Staff costs comprise the following
Total staff costs	$ 18.8	$ 18.7	$ 40.4	$ 32.7	$ 69.3